COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

The Company is subject, from time to time, to claims by third parties under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. As of March 14, 2022, the Company did not have any legal actions pending against it.

On June 27, 2017, Altitude entered a license agreement with Sporting Edge UK, Sporting Edge UK is the sole and exclusive owner of and has the right to license to licensee the ability to manufacture and sell rights to the full range of membrane-based systems for the production of reduced oxygen environments and associated services as well as the use of patents and trademarks held by Sporting Edge UK or Vincent.

On January 24, 2019, Altitude and Sporting Edge UK entered into a Revised Licensing Agreement that grants a license to Altitude to use Sporting Edge UK’s proprietary technology related to properly engineered, membrane-based designs for simulated altitude training equipment. The annual license fee under the revised agreement is $1.00 per year. The product line ranges from personal at home use machines to fully integrated environmental rooms and chambers. Altitude has the licensing rights to use all technology to manufacture the products and to sell them (directly or through distributors) in the following territories:

●	The Continent of North America, Central America and South America.

●	Other territories as may be agreed from time to time, on a temporary or permanent basis.

All amounts due under the 2017 license agreement were waived, as were all royalty fees. The Company will continue to pay for equipment per the agreement.

On October 31, 2021, Altitude Wellness LLC and 16929 Wellness Consultants Inc. (“16929 Wellness”) entered into a Management Agreement. As part of the agreement, the Company pays the management of 16929 Wellness a monthly payment of $20,000 until the earlier of six months following the date of the agreement or the day that the monthly management fee from selling franchises is greater than $20,000 per month. 16929 Wellness granted a waiver on the $20,000 payment for November 2021. The Company will pay 16929 Wellness a monthly fee of $1,250 for each franchise that uses Dr. Kenneth JH Lee as a medical director and 20% of all initial franchisee franchise fees (estimated to be $8,000 per franchise purchased. As part of the agreement, 3,000,000 shares of common stock of the Company were issued to 16929 Wellness.